Other Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other identifiable intangible assets [member]
Statement [LineItems]
Summary of Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life

	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2019	2,646	166	1,810	639	746	6,007
Acquisitions	-	2	21	-	-	23
Removed from service	-	(18)	-	-	(12)	(30)
Translation and other, net	-	(3)	13	1	9	20
December 31, 2020	2,646	147	1,844	640	743	6,020
Acquisitions	-	-	-	-	23	23
Removed from service	-	(7)	(3)	(1)	(5)	(16)
Disposals of businesses	-	(9)	(17)	-	-	(26)
Translation and other, net	-	(1)	(9)	(1)	(3)	(14)
December 31, 2021	2,646	130	1,815	638	758	5,987

Accumulated amortization:
December 31, 2019	-	(123)	(1,125)	(520)	(721)	(2,489)
Amortization	-	(10)	(81)	(21)	(11)	(123)
Removed from service	-	18	-	-	12	30
Translation and other, net	-	(2)	2	(1)	(10)	(11)
December 31, 2020	-	(117)	(1,204)	(542)	(730)	(2,593)
Amortization	-	(10)	(82)	(20)	(7)	(119)
Removed from service	-	7	3	1	5	16
Disposals of businesses	-	9	17	-	-	26
Translation and other, net	-	1	8	1	4	14
December 31, 2021	-	(110)	(1,258)	(560)	(728)	(2,656)
Carrying amount:
December 31, 2020	2,646	30	640	98	13	3,427
December 31, 2021	2,646	20	557	78	30	3,331